May 1, 2026

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: iShares Short-Term TIPS Bond Index Fund, a series of BlackRock FundsSM

Post-Effective Amendment No. 1293 to the Registration Statement on Form N-1A

(Securities Act File No. 033-26305, Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock FundsSM (the “Registrant”), on behalf of its series, iShares Short-Term TIPS Bond Index Fund (the “Fund”), hereby certifies that:

(1) the forms of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 1293 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund; and

(2) the text of Post-Effective Amendment No. 1293 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund was filed electronically with the Securities and Exchange Commission on April 27, 2026.

Sincerely,

BlackRock FundsSM

/s/ Janey Ahn
Janey Ahn
Secretary of the Registrant